Fair Value Accounting - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Maximum [Member]	Mar. 31, 2014 Forecast [Member] February 1, 2014 Through January 31, 2015 [Member] Gallon	Mar. 31, 2014 Forecast [Member] January 1, 2015 Through June 30, 2015 [Member] Gallon	Mar. 31, 2014 Senior Secured Term Loan Facility [Member] Level 2 [Member]	Dec. 31, 2013 Senior Secured Term Loan Facility [Member] Level 2 [Member]	Mar. 31, 2014 Senior Notes [Member] Level 2 [Member]	Dec. 31, 2013 Senior Notes [Member] Level 2 [Member]	Mar. 31, 2014 Economic Development Loan [Member]	Dec. 31, 2013 Economic Development Loan [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets adjusted at fair values on non-recurring basis	$ 0	$ 0
Gallons of diesel fuel to be acquired				205,800	102,900
Unrealized gain on contracts			0.1
Maturity period of cash equivalents	90 days
Long-term debt fair value						291.3	291.0	390.0	406.0	0.4	0.4
Estimated fair values of fuel contracts			$ 0.1